Vessels in Operation (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Vessels in Operation - Schedule of Vessels in Operation, Less Accumulated Depreciation (Table)

	Vessel Cost, as adjusted for Impairment charges	Accumulated Depreciation	Net Book Value
As of January 1, 2020	$1,306,936	$(151,350)	$1,155,586

Additions	41,710	—	41,710
Disposals	(7,058)	—	(7,058)
Depreciation	—	(41,158)	(41,158)
Impairment loss	(43,803)	35,306	(8,497)
As of December 31, 2020	$1,297,785	$(157,202)	$1,140,583

Additions	102,226	—	102,226
Disposals	(23,167)	14,445	(8,722)
Depreciation	—	(21,445)	(21,445)
As of June 30, 2021	$1,376,844	$(164,202)	$1,212,642